INVESTMENTS - Equity securities with readily determinable fair values (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 shares	Dec. 31, 2020 USD ($) shares
Equity securities with readily determinable fair values
Equity securities with readily determinable fair value	¥ 3,903	¥ 2,908			$ 598
Accor
Equity securities with readily determinable fair values
Number of ordinary shares acquired | shares	8,737,987	282,787	10,782,131	2,309,981
Number of ordinary shares sold | shares	1,003,654	4,904,222
Gain (loss) realized	¥ (21)	¥ 52
Number of shares held in investment | shares	16,205,010				16,205,010
Unrealized gain from fair value		351
Unrealized losses from fair value	¥ 253
Equity securities with readily determinable fair value	¥ 3,849	2,770
Accor | Maximum
Equity securities with readily determinable fair values
Investment in equity securities (in percentage)	7.00%				7.00%
Other marketable securities
Equity securities with readily determinable fair values
Unrealized losses from fair value	¥ 12	35	¥ 120
Equity securities with readily determinable fair value	¥ 54	¥ 138